PAGE
1995 Annual Report

IDS Life
Variable
Annuity
Fund A

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

Managed by IDS Life Insurance Company

PAGE
Message from the Executive Vice President

(picture of Janis E. Miller)
Dear Contract Owner,
The record-high stock market in 1995 will be hard to beat. It was a year in which the Dow
Jones Industrials hit a record 5,000 points and finished at its highest ever one-year-point gain. Because the performance of the stock market drives this Fund, we can report very good news for contract owners. To read more about the specific gains in the Fund and strategies for the future, please see the letter from the Fund's portfolio manager.

Our economists project a positive outlook for the stock market in 1996 as well, based on their forecast of controlled inflation and declining interest rates. Nevertheless, we must repeat our first thought. Although we're extremely pleased with the Fund's performance, we can't predict a repeat of 1995's record performance in 1996. Still, there is one solid prediction that we can make based on history:
Financial markets will likely be volatile in the short term. Moreover, because the Fund emphasizes investments in stocks of rapidly growing companies, it's somewhat more affected by short-term market volatility than stocks in general.

Such volatility is a fact of life. But history also tells us that, in the long run, the stock market has been a solid performer. So we urge contract owners to continue to take a long-term perspective, which the structure of this Fund provides for you.

One way to benefit from short-term market fluctuation is by making regular investments of fixed amounts of money. This systematic approach, called dollar-cost averaging, smoothes the effects of stock market volatility. Here's how:

-You invest a fixed amount of money at regular time periods.

-Your fixed investment amount buys more
accumulations units when stock market prices are low and buys fewer units when prices are high.

-Over time, if you continue to invest through volatile markets, you obtain accumulation units at a lower average cost than the general market prices.

Dollar-cost averaging doesn't ensure a profit or protect against a loss if the market declines at the time you withdraw funds, but it is an effective way for contract owners to meet long-term goals, provided they continue investing through changing market conditions.

If your contract allows additional payments, you can dollar-cost average. And if your contract has a fixed account, you can also set up a systematic transfer program from the fixed account to the variable account in order to dollar-cost average, subject to certain restrictions.

Your financial advisor can tell you more about systematic investing and how it can help you meet your financial objectives. He or she also can help keep your investment strategies in line with your financial objectives. As your goals and time horizons change, talk to your financial advisor about the broad range of products and services offered by American
Express Financial Corporation and IDS Life designed to help you meet a variety of investment and protections needs.

Sincerely,


Janis E. Miller
Executive Vice President, Variable Assets
IDS Life Insurance Company
PAGE

From Your Portfolio Manager:  A Perspective

(picture of Mitzi Malevich)

Mitzi Malevich serves as portfolio manager for IDS Life Variable Annuity Fund A. She also manages IDS Growth Fund.

A well-positioned portfolio and the strongest stock market in 20 years made 1995 a very profitable period for contract owners.

On Dec. 31, 1995, the accumulation unit value of IDS Life Variable Annuity Fund A was $13.93, compared with $10.27 at the beginning of the year. The increase represented a gain of 35.64% for the 12-month period. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the prospectus.)

After struggling throughout nearly all of 1994, the stock market got off to a strong start last year. The driving factors included an ongoing low inflation rate, good-to-excellent corporate profits and declining long-term interest rates
-- an almost sure-fire formula for rising stock prices. With those factors in place throughout the year, the stock market mounted its strongest annual advance since 1975.

To the particular benefit of this Fund, growth stocks responded particularly well to the positive environment. More specifically, stocks of technology companies, especially those of semiconductor producers, were at the forefront of the market rally for much of the year.

Because they most often met our key investment criterion of above-average profit growth, technology companies comprised the largest portion of the portfolio. Complementing the gains by those issues were good performances by health care and financial services stocks, to which we also had considerable exposure. There were a number of winners in other sectors as well, including energy, retailing, metals, food/beverage and telecommunications.

Consistent with the change in portfolio
managers that took place in the spring of 1995, the Fund carried minimal cash reserves during the period. This strategy also paid off in improved Fund performance, as the return from stocks far exceeded that generated by cash. The low cash level will be an ongoing trait of the Fund. While we expect this management approach to be a benefit during positive market trends, it will also likely mean more negative performance during downturns. In the long run, however we believe results will be enhanced.

As of this writing (mid-January), the
investment environment is little changed from a year ago. The same could be said of this portfolio. We remain invested in stocks of a variety of companies that have demonstrated an ability to grow at an above-average rate.
Regardless of what may be happening in the market at any given time, over the long term we expect this approach to continue to be rewarding for the Fund and its contract owners.
We'll update you on our progress six months from now in our semiannual report.

Mitzi Malevich
PAGE

Ten Largest Holdings                            Dec. 31, 1995
______________________________________________________________________
______________

                                                   Percent of
                                                    Fund's
Common Stocks                          Value       Net Assets
______________________________________________________________________
______________
Medtronic                            $10,057,500        3.54  %
A major, diversified medical device company.

Pfizer                                 8,996,400         3.16
Leading producer of pharmaceuticals, hospital products, animal health items,
non-prescription medications and specialty chemicals.

Computer Association Intl              8,531,250         3.00
The largest vendor of non-microcomputer products in the software industry.

Oracle Systems                         8,475,000         2.98
One of the largest independent vendors of database-management software offering a variety of new products, enhancements and applications software.

Cisco Systems                          7,462,500         2.62
The leading designer and builder of devices that link personal computers in
powerful networks, Cisco is a leader in the fast-growing business network market.

Coca-Cola                              7,395,300         2.60
The world's largest producer and distributor of soft drinks, concentrates and syrups.

First Chicago                          7,128,051         2.51
A $50 billion Chicago-based bank holding company. Key businesses include
nationwide credit card operations, retail and middle market activities in Chicago and
Midwest states and nationwide corporate banking.

HEALTHSOUTH                            7,123,975         2.50
A fast-growing chain of hospitals and outpatient centers.

Nucor Steel                            6,855,000         2.41
One of the largest and most profitable domestic steel mini-mills,
Nucor Steel
is a leading producer of joist and girders used in construction.

First Data                             6,702,747         2.36
The company operates in one business segment providing high-quality, high volume
information processing and related services to specific client groups:
the transaction
card, payment instruments, teleservices, mutual fund, health care, receivables and
information management industries.

______________________________________________________________________
_______________
Total                                $78,727,723       27.68%
______________________________________________________________________
_______________
Excludes short-term securities.

PAGE
Investment Illustration
On the chart below you can see how IDS Life
Variable Annuity Fund A's total return compared to the Standard & Poor's 500 Index (S&P 500), an unmanaged list of common stocks, frequently used as a general measure of market performance. In comparing the Fund to the S&P, you should take into account the fact that the Fund's performance reflects an 8 percent total sales and administrative charge, while no such sales charge is reflected in the performance of the S&P 500.

Investment performance of the Fund, after charges, is reflected in the unit value calculation. There are no dividend or capital gain distributions, therefore, the assumed units purchased would remain constanct throughout the period.

How your $10,000 has grown in IDS Life Variable
Annuity Fund A

(picture of mountain chart)
[/TABLE]
[CAPTION]
1985     1986     1987     1988     1989     1990     1991    1992
1993     1994     1995
[S]       [C]       [C]      [C]       [C]      [C]       [C]      [C]
[C]       [C]      [C]
$9,200  10,704  13,583  14,614  19,086  19,463  29,161  31,194  34,157
32,787  44,452

Dec. 31 Unit Value
$2.882    3.353    4.255    4.578    5.979   6.097     9.135    9.772
10.700  10.271  13.925
[/TABLE]

The above represents an assumed investment of $10,000 into a single payment annuity contract on Dec. 31, 1985. Values are calculated on Dec.
31 of each year. (No new contracts are currently being sold).

Average Annual Total Return on Each of Three
Investments

Date of Investment          Period investment
Average annual
investment                       held in years
total return
Dec. 31, 1985                  10
+16.09%
Dec. 31, 1990                    5
+16.01
Dec. 31, 1994                    1
+24.73

The returns reflect the deduction of a sales and administrative charge and mortality and expense risk chareges.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost.
This was a period of fluctuating security prices. Past performance is no guarantee of future results.

PAGE
Annual Financial Information
_______________________________________________
______________Report of Independent Auditors

The Board of Managers and Contract Owners
IDS Life Variable Annuity Fund A:

We have audited the accompanying statement of assets, liabilities and contract owners' equity of IDS Life Variable Annuity Fund A, including the schedule of investments in securities, as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in contract owners' equity for each of the two years in the period then ended, and the selected per unit data and ratios presented under "Financial highlights" for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of
investments owned at December 31, 1995, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of IDS Life Variable
Annuity Fund A at December 31, 1995, the results of its operations for the year then ended, the changes in its contract owners' equity for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.


Ernst & Young LLP
Minneapolis, Minnesota
February 1, 1996


PAGE

____________________________________________________________
__________________
Statement of Assets, Liabilities and Contract Owners' EquityDec. 31, 1995

Assets
____________________________________________________________
__________________
Investments in securities, at value (Note 1)
(identified cost, $193,137,140)                   $284,213,206
Cash in bank on demand deposit                          42,796
Dividends and interest receivable                      213,730
Receivable from IDS Life Insurance Company
for contract purchase payments                          25,980
____________________________________________________________
__________________
Total assets                                      $284,495,712
____________________________________________________________
__________________

Liabilities
____________________________________________________________
__________________
Payable for contract terminations              $        77,421
Payable to IDS Life Insurance Company for:
Mortality and expense assurance fee                      7,743
Investment management fee                                3,097
____________________________________________________________
__________________
Total liabilities                                       88,261
____________________________________________________________
__________________


Contract owners'
equity

____________________________________________________________
__________________
Contracts in accumulation period -  20,131,589 units at
$13.93 per unit (Note 5)                           280,335,672
Contracts in payment period - 12,053 annuity units   4,071,779
____________________________________________________________
__________________
Total contract owners' equity                      284,407,451
____________________________________________________________
__________________
Total liabilities and contract owners' equity     $284,495,712
____________________________________________________________
__________________
See accompanying notes to financial statements.
PAGE
____________________________________________________________
__________________
Statement of Operations               Year ended Dec. 31, 1995

Investment loss - net
____________________________________________________________
__________________
Income:
Dividends (net of foreign taxes withheld of $50,920)$2,099,109
Interest                                               995,862
____________________________________________________________
__________________
Total income                                         3,094,971
____________________________________________________________
__________________
Expenses:
Mortality and expense assurance fee (Note 2)         2,556,131
Investment management fee (Note 3)                   1,022,508
____________________________________________________________
__________________
Total expenses                                       3,578,639
____________________________________________________________
__________________
Investment loss - net                                (483,668)
____________________________________________________________
__________________


Realized and unrealized gain (loss) on investments - net
____________________________________________________________
__________________
Net realized gain on investments                    29,842,830
Net change in unrealized appreciation or depreciation of
investments                                         47,660,510
____________________________________________________________
__________________
Net gain on investments                             77,503,340
____________________________________________________________
__________________
Net increase in contract owners' equity from operations$77,019,672
____________________________________________________________
__________________
See accompanying notes to financial statements.

PAGE

____________________________________________________________
__________________
Statement of Changes in Contract Owners' Equity
                                        Year endedYear ended
                                     Dec. 31, 1995Dec. 31, 1994
Operations
____________________________________________________________
__________________
Investment income (loss)- net    $       (483,668)$     639,660
Net realized gain on investments        29,842,830  13,002,716
Net change in unrealized appreciation or depreciation
of investments                          47,660,510(23,165,263)
____________________________________________________________
__________________
Net increase (decrease) in contract owners' equity
from operations                         77,019,672 (9,522,887)
____________________________________________________________
__________________


Contract
Transactions

____________________________________________________________
__________________
Net contract purchase payments (Note 2)  2,190,650   2,165,599
Repayment of temporary withdrawals          42,408      24,168
Net transfers from (to) fixed annuities(1,019,455)   1,676,784
Actuarial adjustment for mortality assurance on
annuities in payment period (Note 2)      (52,294)    (29,415)
Contract termination payments and temporary withdrawals(16,542,000)   (12,113,259)
Annuity payments                         (548,310)   (507,179)
____________________________________________________________
__________________
Net decrease from contract transactions(15,929,001)(8,783,302)
____________________________________________________________
__________________
Net increase (decrease) in contract owners' equity  61,090,671    (18,306,189)
____________________________________________________________
__________________


Contract owners' equity at beginning of year223,316,780241,622,969
____________________________________________________________
__________________

Contract owners' equity at end of year$284,407,451$223,316,780
____________________________________________________________
__________________
See accompanying notes to financial statements.

PAGE
Notes to Financial Statements
___________________________________________
______________1. Organization and summary of significant accounting policies

IDS Life Variable Annuity Fund A (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS
Life. The significant accounting policies followed by the Fund are summarized as follows:

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves, among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

Option contracts
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases.
The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.
The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the year ended Dec. 31, 1995, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding at Dec. 31, 1995.

Futures contracts
In order to gain exposure to or protect
itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments
(variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the year ended Dec. 31, 1995, the Fund did not buy or sell stock index futures contracts and related options.
There were no stock index futures contracts outstanding at Dec. 31, 1995.

Foreign currency translations and
foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may also enter into forward
foreign currency exchange contracts for
operational purposes and to protect against adverse exchange rate fluctation. The net
U.S. dollar value of foreign currency
underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

There were no forward foreign currency
exchange contracts outstanding at Dec. 31, 1995.

Federal income taxes
IDS Life is taxed as a life insurance
company.  The Fund is treated as part of
IDS Life for federal income tax purposes.
Under current
federal income tax law, no taxes are
payable with respect to any income of the
Fund.
___________________________________________
______________2.  Mortality and expense
assurance fee and sales charges

IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund.
The mortality and expense assurance fee
paid to IDS Life is computed daily and is equal on an annual basis to 1 percent of the average daily net assets of the Fund.

Charges by IDS Life for its sales and
administrative services applicable to the
variable annuity contracts amounted to
$91,903 in 1995 and $91,643 in 1994.  Such
charges are not an expense of the Fund.
They are deducted from contract purchase
payments and are not included in the net
contract purchase payments to the Fund.
___________________________________________
______________3.  Investment management
agreement

The Fund has an Investment Management
Agreement with IDS Life.  For its services,
IDS Life is paid a fee based on the
aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4 percent of the average daily net assets of the Fund.

In addition to paying its own management
fee, the Fund also pays all brokerage
commissions and charges in the purchase and
sale of assets. Brokerage charges are paid
to IDS Life for reimbursement of charges
incurred in the purchase and sale of
foreign securities.
___________________________________________
______________4. Security transactions and basis for determining realized gain and loss

Cost of purchases and proceeds from sales of securities, (other than short-term obligations) aggregated $109,604,744 and
$120,350,253 for the year ended Dec. 31, 1995. Net realized gain on investments has been determined on the basis of identified costs.

Brokerage commissions paid to brokers
affiliated with IDS Life were $7,673 for
the year ended Dec. 31, 1995.
___________________________________________
______________5.  Accumulation units

The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                 Year ended  Year ended
                              Dec. 31, 1995Dec. 31, 199
4
_______________________________________________________
_________________
Units outstanding at beginning of year21,424,89922,264,
611
Additions for contract purchase payments and
repayments                          183,435     208,512
Net transfers from (to) fixed annuities(89,922) 157,132
Deductions for contract terminations and withdrawals(1,
386,823)           (1,205,356)
_______________________________________________________
_________________Units outstanding at end of year20,131
,589               21,424,899
_______________________________________________________
_________________
6.   Financial highlights

The table below shows certain important
financial information for evaluating the
Fund's results.


                                                                                          Year
ended Dec. 31,
___________________________________________________________________________
______________________
                                 1995  1994        1993   1992    1991
___________________________________________________________________________
______________________
Accumulation unit value at beginning of year$10.27$10.70$ 9.77   $9.13  $6.10
___________________________________________________________________________
______________________
Income from investment operations:
Net investment income (loss)       (.02)    .03   (.02)  (.03)     .02
Net gains (losses) on securities, both realized
and unrealized                      3.68 (0.46)    0.95   0.67    3.01
___________________________________________________________________________
______________________Total from investment operations3.66(0.43)  0.93   0.64   3.03
___________________________________________________________________________
______________________Accumulation unit value at end of year$13.93$10.27$10.70  $9.77     $9.13
___________________________________________________________________________
______________________Total Return*35.64%(4.01)%  9.50%  6.97%  49.83%
___________________________________________________________________________
______________________Ratios/Supplemental Data
Total contract owner's equity at end of year
(000 omitted)                   $284,407$223,317$241,623$228,366$222,205
Ratio of operating expenses to average net assets 1.40%  1.40%   1.40%  1.40%   1.41%
Ratio of net investment income (loss) to average
net assets                       (0.19)%  0.27% (0.17)%(0.30)%   0.22%
Portfolio turnover rate              46%    63%     64%    74%     68%
______________________________________________________________________
____________________

*Total return does not reflect payment of a sales charge.

The foregoing table pertains to
accumulation units only.  There are two
kinds of units. As long as you are paying into the Fund they are called
"accumulation" units. When you begin to
receive your annuity, they change to
"annuity" units.

The value of an annuity unit (assuming a 3.5 percent investment rate) was $5.39 as of Dec. 31, 1995, $4.11 as of Dec. 31,
1994, $4.44 as of Dec. 31, 1993, $4.19 as
of Dec. 31, 1992 and $4.06 as of Dec. 31,
1991.  The value of an annuity unit
(assuming a 5 percent investment rate) was $3.61 as of Dec. 31, 1995, $2.80 as of Dec.
31, 1994, $3.06 as of Dec. 31, 1993, $2.93
as of Dec. 31, 1992 and $2.88 as of Dec.
31, 1991.

PAGE

____________________________________________________________
__________________
Investments in Securities, Dec. 31, 1995
____________________________________________________________
__________________
(Percentages represent value of investments compared to
total net assets)

Bond
____________________________________________________________
__________________
                                        Principal
Issuer                                     Amount     Value(a)
____________________________________________________________
__________________
U.S. Government Obligation (0.1%)
U.S. Treasury Bond, 7.25%, 05-15-16      $250,000     $285,472
(Cost: $240,477)
____________________________________________________________
__________________

Common stocks
____________________________________________________________
__________________Issuer                   Shares     Value(a)
____________________________________________________________
__________________Airlines (1.4%)
Northwest Airlines                         75,000(b) $  3,825,000
____________________________________________________________
__________________Automotive Related (0.8%)
Ford Motor                                 80,000    2,320,000
____________________________________________________________
__________________Banks and Savings & Loans (2.5%)
First Chicago                             180,457    7,128,051
____________________________________________________________
__________________Beverages & Tobacco (2.6%)
Coca-Cola                                  99,600    7,395,300
____________________________________________________________
__________________Building Materials (1.1%)
Tyco Intl                                  90,000    3,206,250
____________________________________________________________
__________________Computers & Office Equipment (20.1%)
Cisco Systems                             100,000(b) 7,462,500
Compaq Computer                           100,000(b) 4,800,000
Computer Association Intl                 150,000    8,531,250
First Data                                100,228    6,702,747
Hewlett-Packard                            50,600    4,237,750
Intuit                                     40,000(b) 3,120,000
Microsoft                                  35,000(b) 3,071,250
Oracle Systems                            200,000(b) 8,475,000
Parametric Technology                      68,800(b) 4,575,200
Softkey Intl                              120,000(b) 2,775,000
Solectron                                  80,000(b) 3,530,000
                                                   ___________
                                                    57,280,697
____________________________________________________________
__________________Electronics (6.3%)
Applied Materials                          97,800(b) 3,850,875
AVX                                        64,700    1,714,550
Harman Intl                                65,520    2,628,990
Intel                                      60,000    3,405,000
MEMC Electronic Materials                 107,500(b) 3,507,187
Maxim Intergrated Products                 70,000(b) 2,695,000
                                                   _____________
                                                    17,801,602
____________________________________________________________
__________________Energy (1.6%)
Mobil                                      40,000    4,480,000
____________________________________________________________
__________________Energy Equipment & Services (1.2%)
Fluor                                      50,000    3,300,000
____________________________________________________________
__________________Foreign (8.4%)
Danka Business Systems ADR                135,000    4,995,000
Ericsson ADR                              250,000    4,875,000
Magna Intl                                 60,300    2,607,975
Royal Dutch Petroleum                      42,300    5,969,588
Schlumberger                               50,000    3,462,500
Teva Pharmaceutical ADR                    40,000    1,855,000
                                                   ___________
                                                    23,765,063
____________________________________________________________
__________________Health Care (12.4%)
Amgen                                      60,000(b) 3,562,500
Boston Scientific                         120,000(b) 5,880,000
Johnson & Johnson                          40,000    3,425,000
Medtronic                                 180,000   10,057,500
Perclose                                    6,000(b)   114,750
Pfizer                                    142,800    8,996,400
Stryker                                    60,000    3,150,000
                                                   ___________
                                                    35,186,150
____________________________________________________________
__________________Health Care Services (6.3%)
HEALTHSOUTH                               244,600(b) 7,123,975
Healthcare COMPARE                        100,000(b) 4,350,000
United Healthcare                          98,500    6,451,750
                                                   ___________
                                                    17,925,725
____________________________________________________________
__________________Household Products (1.7%)
Duracell                                   79,600    4,119,300
Sola Intl                                  30,000(b)   757,500
                                                   ___________
                                                     4,876,800
____________________________________________________________
__________________Industrial Machines & Services (4.8%)
Caterpillar                                80,000    4,700,000
Deere & Company                           171,000    6,027,750
Sanifill                                   90,000(b) 3,003,750
                                                    __________
                                                    13,731,500
____________________________________________________________
__________________Insurance (0.6%)
Risk Capital Holdings                      75,200(b) 1,757,800
____________________________________________________________
__________________Leisure Time & Entertainment (2.9%)
Mattel                                    100,000    3,075,000
Walt Disney                                90,000    5,310,000
                                                   ___________
                                                     8,385,000
____________________________________________________________
__________________Metals (3.2%)
Birmingham Steel                          150,800    2,243,150
Nucor Steel                               120,000    6,855,000
                                                   ___________
                                                     9,098,150
____________________________________________________________
__________________Multi-industry (2.9%)
Alco Standard                             140,000    6,387,500
Manpower                                   68,500    1,926,563
                                                   ____________
                                                     8,314,063
____________________________________________________________
__________________Restaurants & Lodging (1.3%)
McDonald's                                 84,500    3,813,063
____________________________________________________________
__________________Telecommunications Equipment & Services
(6.4%)
ADC Telecommunications                     80,000(b) 2,920,000
Andrew                                      6,800(b) 2,478,600
Motorola                                   75,000    4,275,000
StrataCom                                  40,000(b) 2,940,000
Tellabs                                   150,000(b) 5,550,000
                                                   ___________
                                                    18,163,600
____________________________________________________________
__________________Textiles & Apparel (1.2%)
Nike Cl B                                  50,000    3,481,250
____________________________________________________________
__________________Utilities - Telephone (3.7%)
AirTouch Communications                   133,000(b) 3,757,250
MFS Communications                        125,000(b) 6,656,250
                                                   ___________
                                                    10,413,500
____________________________________________________________
__________________Total Common Stocks (93.4%)
(Cost: $174,615,901)                               $265,648,564
____________________________________________________________
__________________

Short-term Securities
____________________________________________________________
__________________
                            Annualized
                             Yield on
                              Date of   Principal
Issuer                        Purchase   Amount       Value(a)
____________________________________________________________
__________________
U.S. Government Agency (1.2%)
Federal Home Loan Mtge Corp
Disc Nts
01-22-96                         5.50% $3,300,000  $   3,288,446
____________________________________________________________
__________________Commercial Paper (4.2%)
AT&T
01-02-96                          6.00  1,500,000    1,499,250
CPC Intl
01-23-96                          5.78    500,000(c)   498,083
Fleet Funding
02-02-96                          5.68  1,625,000(c) 1,616,329
Ford Motor Credit
01-05-96                          5.92  5,000,000    4,995,067
Southern California Gas
01-25-96                          5.75  3,400,000    3,384,412
___________
                                                    11,993,141
____________________________________________________________
__________________Letter of credit (1.0%)
Bank of America
AES Barberspoint
1-04-96                           5.81  3,000,000    2,997,583
____________________________________________________________
__________________Total Short-term Securities (6.4%)
(Cost: $18,280,762)                                $  18,279,170
____________________________________________________________
__________________Total Investments in Securities (99.9%)
(Cost: $193,137,140)(d)                            $284,213,206
____________________________________________________________
__________________

Notes to Investments in Securities
____________________________________________________________
__________________(a)  Securities are valued by procedures
described in Note 1 to the financial statements.
(b)  Presently non-income producing.
(c)Commercial paper within terms of a private placement
memorandum, exempt from registration under section 4(2) of
the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
These securities have been determined to be liquid under guidelines established by the board of managers.
(d)At Dec. 31, 1995, the cost of securities for federal
income tax purposes was $193,136,975 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $95,064,548
Unrealized depreciation                            (3,988,317)
____________________________________________________________
__________________Net unrealized appreciation                    $91,076,231
____________________________________________________________
__________________

PAGE

Managers and Officers
Board of Managers

Richard W.  Kling
president, IDS Life Insurance Company

Carl N.  Platou
president emeritus, Fairview Hospital
and Healthcare Services

Edward Landes
retired, former development consultant

Janis E.  Miller
executive vice president, variable assets,
IDS Life Insurance Company

Gordon H.  Ritz
president, Con Rad Broadcasting Corp.

Principal Officers

Richard W.  Kling
chairman of the board and president

Morris Goodwin, Jr.
vice president and treasurer

Lorraine R. Hart
vice president, investments

William A.  Stoltzmann
general counsel and assistant secretary

Timothy S. Meehan
secretary


Additional Information

The investment objective of IDS Life Variable Annuity Fund A is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating fund value and providing annuity payments under variable annuity contracts issued by IDS Life.
PAGE
Additional Information (continued)
There is a sales and administrative charge to the contract owner included in the purchase payment.

This report is for the information of contract owners of IDS Life Variable Annuity Fund A but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

Issuer and Investment Manager:
IDS Life Insurance Company,
Minneapolis, Minn.

Custodian:
American Express Trust Company,
Minneapolis, Minn.

Sub-Custodian:
First Bank National Association
St.  Paul, Minn.